Schedule of other payables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Salaries and bonuses payable		$ 241,713	$ 198,171
Professional service fees payable		202,295	303,828
Payment payable on equipment		12,282	11,657
Other expense payable	[1]	484,869	289,184
Other Payables		$ 941,159	$ 802,840

[1]	Other expenses payable include commission fees, listing fees, and other miscellaneous items.